Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 221,934	$ 227,378
Restricted cash (notes 12 and 14c)	28,360	92,265
Accounts receivable, including non-trade of $32,387 (December 31, 2016 - $13,032)	162,691	114,576
Vessels held for sale (notes 4a and 18)	0	6,900
Net investments in direct financing leases - current (notes 4b and 9)	5,199	4,417
Prepaid expenses	30,336	25,187
Due from affiliates (note 11j)	37,376	77,811
Other current assets (note 12)	24,050	21,282
Total current assets	509,946	569,816
Restricted cash - long-term (note 12)	0	22,644
Vessels and equipment
At cost, less accumulated depreciation of $1,562,172 (December 31, 2016 - $1,494,038)	4,398,836	4,084,803
Advances on newbuilding contracts and conversion costs (notes 14c, 14d, 14e and 14i)	288,658	632,130
Net investments in direct financing leases (notes 4b and 9)	12,008	13,169
Investments in equity accounted joint ventures (note 19)	169,875	141,819
Deferred tax asset (note 13)	28,110	24,659
Other assets (note 1 and 12)	101,217	100,435
Goodwill (note 6a)	129,145	129,145
Total assets	5,637,795	5,718,620
Current
Accounts payable	43,317	8,946
Accrued liabilities (notes 7, 10, 12, 14, and 17)	187,687	150,281
Deferred revenues	69,668	57,373
Due to affiliates (note 11j)	108,483	96,555
Current portion of derivative instruments (note 12)	42,515	55,002
Current portion of long-term debt (note 8)	589,767	586,892
Current portion of in-process revenue contracts (note 6b)	9,056	12,744
Total current liabilities	1,050,493	967,793
Long-term debt (note 8)	2,533,961	2,596,002
Derivatives instruments (note 12)	167,469	282,138
Due to affiliates (notes 11f, 11g, 11i, and 11j)	163,037	200,000
In-process revenue contracts (note 6b)	41,225	50,281
Other long-term liabilities	208,111	211,611
Total liabilities	4,164,296	4,307,825
Commitments and contingencies (notes 8, 9, 12 and 14)
Redeemable non-controlling interest	(29)	962
Convertible Preferred Units (nil and 12.5 million units issued and outstanding at December 31, 2017 and December 31, 2016, respectively) (note 16)	0	271,237
Equity
Limited partners - common units (410.0 million and 147.5 million units issued and outstanding at December 31, 2017 and December 31, 2016, respectively) (note 16)	1,004,077	784,056
Limited partners - preferred units (11.0 million units issued and outstanding at December 31, 2017 and December 31, 2016) (note 16)	266,925	266,925
General Partner	15,996	20,658
Warrants (note 16)	132,225	13,797
Accumulated other comprehensive loss	(523)	(804)
Non-controlling interests	54,828	53,964
Total equity	1,473,528	1,138,596
Total liabilities and equity	$ 5,637,795	$ 5,718,620